JPMorgan Active Growth ETF
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.3%
Aerospace & Defense — 0.7%
TransDigm Group, Inc.	7,605	9,366,318
Automobiles — 0.9%
Tesla, Inc. *	71,420	12,554,922
Beverages — 0.9%
Celsius Holdings, Inc. *	82,212	6,817,019
Constellation Brands, Inc., Class A	12,445	3,382,053
Monster Beverage Corp. *	22,058	1,307,598
		11,506,670
Biotechnology — 2.9%
Alnylam Pharmaceuticals, Inc. *	14,306	2,138,032
Exact Sciences Corp. *	96,879	6,690,464
Natera, Inc. *	53,535	4,896,311
Regeneron Pharmaceuticals, Inc. *	25,927	24,954,478
		38,679,285
Broadline Retail — 7.1%
Amazon.com, Inc. *	488,837	88,176,418
MercadoLibre, Inc. (Brazil) *	5,023	7,594,575
		95,770,993
Building Products — 1.3%
Trane Technologies plc	57,362	17,220,072
Capital Markets — 2.7%
Blackstone, Inc.	97,960	12,869,005
Interactive Brokers Group, Inc., Class A	32,096	3,585,444
KKR & Co., Inc.	60,650	6,100,177
Moody's Corp.	15,803	6,211,053
Morgan Stanley	78,361	7,378,472
		36,144,151
Commercial Services & Supplies — 0.5%
Copart, Inc. *	123,371	7,145,648
Communications Equipment — 0.7%
Arista Networks, Inc. *	34,037	9,870,049
Construction & Engineering — 0.9%
Quanta Services, Inc.	44,057	11,446,009
Distributors — 0.2%
Pool Corp.	5,736	2,314,476
Electrical Equipment — 1.7%
AMETEK, Inc.	35,687	6,527,152
Eaton Corp. plc	38,711	12,104,156
Hubbell, Inc.	11,188	4,643,579
		23,274,887

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	49,302	5,686,986
Jabil, Inc.	50,874	6,814,572
		12,501,558
Energy Equipment & Services — 0.5%
TechnipFMC plc (United Kingdom)	288,227	7,237,380
Entertainment — 2.7%
Netflix, Inc. *	45,310	27,518,122
Spotify Technology SA *	14,236	3,756,880
Take-Two Interactive Software, Inc. *	37,875	5,624,059
		36,899,061
Financial Services — 2.9%
Block, Inc. *	11,652	985,526
Mastercard, Inc., Class A	77,966	37,546,087
		38,531,613
Ground Transportation — 2.5%
JB Hunt Transport Services, Inc.	23,345	4,651,491
Saia, Inc. *	5,968	3,491,280
Uber Technologies, Inc. *	324,723	25,000,424
		33,143,195
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. *	12,704	4,165,896
Cooper Cos., Inc. (The)	41,625	4,223,272
Edwards Lifesciences Corp. *	24,850	2,374,666
Intuitive Surgical, Inc. *	33,897	13,527,954
		24,291,788
Health Care Providers & Services — 1.5%
HCA Healthcare, Inc.	1,466	488,955
McKesson Corp.	21,869	11,740,372
UnitedHealth Group, Inc.	14,611	7,228,062
		19,457,389
Hotels, Restaurants & Leisure — 3.7%
Airbnb, Inc., Class A *	14,738	2,431,180
Booking Holdings, Inc.	3,217	11,670,890
Chipotle Mexican Grill, Inc. *	2,996	8,708,683
DoorDash, Inc., Class A *	79,423	10,938,136
Hilton Worldwide Holdings, Inc.	22,142	4,723,110
Marriott International, Inc., Class A	33,064	8,342,378
Starbucks Corp.	29,390	2,685,952
		49,500,329
Household Durables — 1.0%
DR Horton, Inc.	54,656	8,993,645
Garmin Ltd.	25,469	3,791,570
		12,785,215

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 0.5%
Progressive Corp. (The)	33,491	6,926,609
Interactive Media & Services — 9.4%
Alphabet, Inc., Class C *	320,305	48,769,639
Meta Platforms, Inc., Class A	158,750	77,085,825
		125,855,464
IT Services — 1.4%
Cognizant Technology Solutions Corp., Class A	23,386	1,713,960
MongoDB, Inc. *	13,484	4,835,902
Shopify, Inc., Class A (Canada) *	108,245	8,353,267
Snowflake, Inc., Class A *	23,397	3,780,955
		18,684,084
Life Sciences Tools & Services — 0.6%
Mettler-Toledo International, Inc. *	1,321	1,758,634
Thermo Fisher Scientific, Inc.	11,639	6,764,703
		8,523,337
Machinery — 0.9%
Deere & Co.	3,879	1,593,261
Ingersoll Rand, Inc.	69,835	6,630,833
ITT, Inc.	30,501	4,149,051
		12,373,145
Media — 0.6%
Trade Desk, Inc. (The), Class A *	88,961	7,776,971
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	30,969	1,456,162
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc.	6,133	989,130
ConocoPhillips	27,485	3,498,291
EOG Resources, Inc.	37,238	4,760,506
		9,247,927
Personal Care Products — 0.2%
elf Beauty, Inc. *	16,794	3,292,128
Pharmaceuticals — 4.1%
Eli Lilly & Co.	66,906	52,050,192
Royalty Pharma plc, Class A	88,056	2,674,260
		54,724,452
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	34,526	5,125,039
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. *	125,786	22,703,115
ASML Holding NV (Registered), NYRS (Netherlands)	2,555	2,479,551
Broadcom, Inc.	25,707	34,072,315
Entegris, Inc.	45,595	6,407,921
Lam Research Corp.	17,572	17,072,428

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	113,572	102,619,117
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	41,520	5,648,796
		191,003,243
Software — 18.8%
Adobe, Inc. *	10,283	5,188,802
Cadence Design Systems, Inc. *	13,153	4,094,266
Confluent, Inc., Class A *	117,972	3,600,505
Crowdstrike Holdings, Inc., Class A *	18,309	5,869,682
HubSpot, Inc. *	14,570	9,128,979
Intuit, Inc.	27,733	18,026,450
Microsoft Corp.	327,024	137,585,537
Oracle Corp.	134,304	16,869,925
Palo Alto Networks, Inc. *	37,327	10,605,721
Salesforce, Inc.	37,031	11,152,997
ServiceNow, Inc. *	9,710	7,402,904
Synopsys, Inc. *	23,295	13,313,093
Workday, Inc., Class A *	33,292	9,080,393
		251,919,254
Specialty Retail — 2.2%
AutoZone, Inc. *	1,739	5,480,719
Lowe's Cos., Inc.	45,169	11,505,900
Ross Stores, Inc.	36,711	5,387,706
TJX Cos., Inc. (The)	75,225	7,629,320
		30,003,645
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	354,825	60,845,391
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc. *	8,217	3,209,971
Trading Companies & Distributors — 0.5%
Air Lease Corp.	47,638	2,450,499
WW Grainger, Inc.	4,621	4,700,943
		7,151,442
Total Common Stocks (Cost $1,018,776,294)		1,307,759,272
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $35,834,038)	35,834,038	35,834,038
Total Investments — 100.0% (Cost $1,054,610,332)		1,343,593,310
Other Assets Less Liabilities — 0.0% ^		216,760
NET ASSETS — 100.0%		1,343,810,070

Percentages indicated are based on net assets.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,343,593,310	$—	$—	$1,343,593,310

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$6,933,264	$60,006,371	$31,105,597	$—	$—	$35,834,038	35,834,038	$779,991	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.